Investment in Associates and Joint Ventures (Details Narrative) $ / shares in Units, shares in Millions, $ in Millions, $ in Millions						3 Months Ended	12 Months Ended
	May 04, 2023 CAD ($)	May 04, 2023 USD ($)	Aug. 01, 2022 CAD ($)	Aug. 01, 2022 USD ($) $ / shares shares	Jul. 01, 2021 USD ($)	Oct. 31, 2022 CAD ($)	Oct. 31, 2023 CAD ($)	Oct. 31, 2023 USD ($)	Oct. 31, 2022 CAD ($)	Oct. 31, 2023 USD ($) $ / shares	Oct. 31, 2022 USD ($) $ / shares
Disclosure of investments in associates and joint ventures [line items]
Investment in Schwab						$ 8,088	$ 8,907		$ 8,088
2023 Schwab IDA Agreement [Member]
Disclosure of investments in associates and joint ventures [line items]
Options exercised to buy fixed rate obligations							6,100			$ 4,500
Option termination fees							$ 305	$ 227
Bottom of range [member] | 2023 Schwab IDA Agreement [Member]
Disclosure of investments in associates and joint ventures [line items]
Allowable maximum annual adjustment to sweep deposits		$ 60,000
Charles Schwab Corporation [member]
Disclosure of investments in associates and joint ventures [line items]
Equity investment percentage							12.40%	12.40%	12.10%
Fair value of outstanding shares						24,000	$ 16,000		$ 24,000	$ 12,000	$ 18,000
Closing price of shares | $ / shares										$ 52.04	$ 79.67
Percentage of voting common shares							9.80%	9.80%
Investment in Schwab						8,100	$ 8,900		8,100
Share of net income from investment in Schwab							$ 864		991
Charles Schwab Corporation [member] | 2019 Schwab IDA Agreement [Member]
Disclosure of investments in associates and joint ventures [line items]
Allowable maximum annual adjustment to sweep deposits					$ 10,000
Charles Schwab Corporation [member] | 2023 Schwab IDA Agreement [Member]
Disclosure of investments in associates and joint ventures [line items]
Allowable maximum annual adjustment to sweep deposits	$ 6,800	$ 5,000
Charles Schwab Corporation [member] | Major business combination [member]
Disclosure of investments in associates and joint ventures [line items]
Number of shares sold in associate | shares				28.4
Proceeds from issuing shares			$ 2,500	$ 1,900
Par value per share | $ / shares				$ 66.53
Other income						997
Other comprehensive income that will be reclassified to profit or loss, net of tax						368
Charles Schwab Corporation [member] | Top of range [member] | Major business combination [member]
Disclosure of investments in associates and joint ventures [line items]
Percentage of voting common shares							9.90%	9.90%
Charles Schwab Corporation [member] | Bottom of range [member] | 2019 Schwab IDA Agreement [Member]
Disclosure of investments in associates and joint ventures [line items]
Allowable maximum annual adjustment to sweep deposits					$ 50,000
Aggregated individually immaterial associates excluding TD Ameritrade [member]
Disclosure of investments in associates and joint ventures [line items]
Investment in associates and joint venture						$ 3,800	$ 4,200		$ 3,800